LONG-TERM DEBT AND NOTE RECEIVABLE FROM PARENT	9 Months Ended
Sep. 30, 2020
LONG-TERM DEBT AND NOTE RECEIVABLE FROM PARENT
LONG-TERM DEBT AND NOTE RECEIVABLE FROM PARENT

3.   LONG-TERM DEBT AND NOTE RECIEVABLE FROM PARENT

Long-term debt is comprised of the following (in thousands):

	September 30,	December 31,
	2020	2019
$300.0 million term loan, Libor + 12.0% (floor 1.0%), interest only due October 4, 2023	$300,000	$—
Less: Deferred financing costs	(7,109)	—
Less: Unamortized discount	(10,815)	—
Total debt, net of unamortized discounts and debt issuance costs	282,076	—
Less current portion	—	—
Long-term portion	$282,076	$—

On April 28, 2020, we entered into a term loan credit agreement that is guaranteed by our indirect parent, comprised of a $300.0 million interest only term loan due October 4, 2023. Proceeds received from the term loan were sent to our indirect Parent, who issued us a note receivable due October 2024 with substantially similar terms as our credit agreement. The note receivable from our parent is accounted for as contra-equity, similar to a subscription receivable, with interest and accretion of the original issue discount accounted for as additional capital contributions. Both the term loan and the note receivable were issued at a 4% discount. The term loan and associated note receivable both bear interest at the London Interbank Offered Rate (“LIBOR”) plus 12% and interest payments are made quarterly. The term loan is secured by the note receivable which effectively, but indirectly provides pari passu security interest with the Golden Nugget, LLC senior secured credit facility.

The term loan credit agreement contains certain negative covenants including restrictions on incurring additional indebtedness or liens, liquidation or dissolution, limitations on disposal of assets and paying dividends. The term loan credit agreement also contains a make-whole provision that is in effect through April 2022. The prepayment premium under the make-whole provision is calculated as (A) the present value of (i) 100% of the aggregate principal amount of the term loan prepaid, plus (ii) all required remaining scheduled interest payments through April 2022, minus (B) the outstanding principal amount being prepaid. We have completed a tender offer that is contingent on the successful completion of the merger transaction for $150.0 million of the term loans at 116%, representing a $24.0 million premium to face value.